Share-based Compensation - Schedule of Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of awards, beginning balance (in shares)	0
Number of awards granted (in shares)	3,636,000
Number of units forfeited/repurchased (in shares)	(29,000)
Number of awards, ending balance (in shares)	3,214,000	0
Share-Based Compensation Arrangement By Share-Based Payment Award, Non Options, Weighted Average Participation Threshold [Roll Forward]
Weighted average participation threshold, units outstanding (dollars per share)	$ 16.18	$ 0
Weighted average participation threshold, granted (dollars per share)	16.16
Weighted average participation threshold, forfeited/repurchased (dollars per share)	$ 16.39
Management Incentive Unit
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of awards, beginning balance (in shares)	24,112,170	24,106,646
Number of awards granted (in shares)		1,780,900
Number of units exchanged/converted (in shares)		(108,406)
Number of units forfeited/repurchased (in shares)		(1,666,970)
Number of awards, ending balance (in shares)		24,112,170	24,106,646
Number of units vested (in shares)		19,956,710
Share-Based Compensation Arrangement By Share-Based Payment Award, Non Options, Weighted Average Participation Threshold [Roll Forward]
Weighted average participation threshold, units outstanding (dollars per share)		$ 0.36	$ 0.10
Weighted average participation threshold, granted (dollars per share)		3.62
Weighted average participation threshold, exchanged/converted (dollars per share)		0.20
Weighted average participation threshold, forfeited/repurchased (dollars per share)		$ 0.12
Fair value of units outstanding		$ 5.45	$ 1.64
Appreciation Unit
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of awards, beginning balance (in shares)	819,198	381,792
Number of awards granted (in shares)		349,000
Number of units exchanged/converted (in shares)		(108,406)
Number of units forfeited/repurchased (in shares)		(20,000)
Number of awards, ending balance (in shares)		819,198	381,792
Number of units vested (in shares)		376,588
Share-Based Compensation Arrangement By Share-Based Payment Award, Non Options, Weighted Average Participation Threshold [Roll Forward]
Weighted average participation threshold, units outstanding (dollars per share)		$ 1.18	$ 0.17
Weighted average participation threshold, granted (dollars per share)		2.55
Weighted average participation threshold, exchanged/converted (dollars per share)		0.20
Weighted average participation threshold, forfeited/repurchased (dollars per share)		$ 0.41
Fair value of units outstanding		$ 5.45	$ 1.64